Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$41,199	$41,199	$41,069	$41,069
Restricted cash	31	31	164	164
Short-term investments	11,233	11,233	21,481	21,481